Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 19, 2025	Oct. 08, 2025	Sep. 30, 2025
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,020,000,000			50,000,000
Ordinary shares, shares issued			11,808,839	11,583,839
Ordinary shares, shares outstanding			11,808,839	11,583,839
Common Class A [Member]
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	5,441,159
Ordinary shares, shares outstanding	5,441,159
Common Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001		$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	6,367,680
Ordinary shares, shares outstanding	6,367,680